Stockholders' Deficit - Schedule of Stockholders' Equity Note, Warrants or Rights (Details) (10K) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Warrants, Granted	5,000,000
Weighted Average Exercise Price, Outstanding	$ 0.02	$ 0.04
Weighted Average Exercise Price, Outstanding		$ 0.02	$ 0.04
Warrants [Member] | Financing transactions [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Warrants, Outstanding	2,000,000	2,000,000	385,000
Number of Warrants, Granted			2,000,000
Number of Warrants, Exercised			(3,830,000)
Number of Warrants, Expired			(2,000)
Number of Warrants, Outstanding		2,000,000	2,000,000
Number of Warrants, Exercisable		2,000,000
Weighted Average Exercise Price, Outstanding	$ 0.08	$ 0.08	$ 0.53
Weighted Average Exercise Price, Granted			0.08
Weighted Average Exercise Price, Exercised			0.41
Weighted Average Exercise Price, Expired			22.00
Weighted Average Exercise Price, Outstanding		0.08	$ 0.08
Weighted Average Exercise Price, Exercisable		0.08
Weighted average grant date fair value		$ 0.08
Warrants [Member] | Compensatory Purposes [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Warrants, Outstanding	1,149,000	2,490,000	2,500,000
Number of Warrants, Granted		9,000,000
Number of Warrants, Exercised
Number of Warrants, Expired			(10,000)
Number of Warrants, Outstanding		1,149,000	2,490,000
Number of Warrants, Exercisable		8,450,000
Weighted Average Exercise Price, Outstanding	$ 0.05	$ 0.14	$ 0.20
Weighted Average Exercise Price, Granted		0.02
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Expired			15.00
Weighted Average Exercise Price, Outstanding		0.05	$ 0.14
Weighted Average Exercise Price, Exercisable		0.04
Weighted average grant date fair value		$ 0.05